Leuthold Select Industries Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banks - 10.3%
Bank of America Corp.	3,586	$157,605
Barclays PLC - ADR	6,723	89,349
Cadence Bank	1,768	60,908
Canadian Imperial Bank of Commerce	1,808	114,320
Citigroup, Inc.	1,863	131,136
Citizens Financial Group, Inc.	2,082	91,108
Columbia Banking System, Inc.	2,501	67,552
Huntington Bancshares, Inc./OH	5,903	96,042
JPMorgan Chase & Co.	710	170,194
M&T Bank Corp.	557	104,721
Old National Bancorp/IN	3,223	69,955
Sumitomo Mitsui Financial Group, Inc. - ADR	6,316	91,519
		1,244,409

Capital Markets - 5.3%
Deutsche Bank AG	5,308	90,501
Goldman Sachs Group, Inc.	374	214,160
Morgan Stanley	1,452	182,546
Raymond James Financial, Inc.	549	85,276
Virtu Financial, Inc. - Class A	1,719	61,334
		633,817

Communications Equipment - 4.0%
Arista Networks, Inc. (a)	1,006	111,193
Cisco Systems, Inc.	1,868	110,585
F5, Inc. (a)	281	70,663
Harmonic, Inc. (a)	3,622	47,919
Nokia OYJ - ADR	16,132	71,465
Telefonaktiebolaget LM Ericsson - ADR	8,864	71,444
		483,269

Distributors - 0.5%
LKQ Corp.	1,736	63,798

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	728	66,139
H&R Block, Inc.	1,574	83,170
Stride, Inc. (a)	619	64,333
		213,642

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	5,405	123,072
Verizon Communications, Inc.	1,503	60,105
		183,177

Electronic Equipment, Instruments & Components - 4.1%
Flex, Ltd. (a)	4,542	174,367
Jabil, Inc.	1,375	197,863
TE Connectivity PLC	890	127,243
		499,473

Entertainment - 3.5%
Netflix, Inc. (a)	331	295,027
Walt Disney Co.	1,192	132,729
		427,756

Financial Services - 6.0%
Berkshire Hathaway, Inc. - Class B (a)	280	126,918
Block, Inc. (a)	709	60,258
Fidelity National Information Services, Inc.	740	59,770
Global Payments, Inc.	554	62,081
Mastercard, Inc. - Class A	347	182,720
PayPal Holdings, Inc. (a)	1,051	89,703
Visa, Inc. - Class A	460	145,378
		726,828

Health Care Providers & Services - 7.5%
Cardinal Health, Inc.	1,400	165,578
Cencora, Inc.	685	153,906
Concentra Group Holdings Parent, Inc.	1,392	27,534
Encompass Health Corp.	688	63,537
HCA Healthcare, Inc.	359	107,754
McKesson Corp.	356	202,888
Select Medical Holdings Corp.	1,725	32,516
Tenet Healthcare Corp. (a)	662	83,564
Universal Health Services, Inc. - Class B	414	74,280
		911,557

Household Durables - 8.2%
D.R. Horton, Inc.	1,443	201,760
KB Home	1,072	70,452
Lennar Corp. - Class A	863	117,687
Meritage Homes Corp.	616	94,753
PulteGroup, Inc.	2,186	238,055
Taylor Morrison Home Corp. (a)	1,647	100,813
Toll Brothers, Inc.	1,327	167,136
		990,656

Insurance - 9.1%
Allstate Corp.	438	84,442
Arch Capital Group, Ltd.	757	69,909
Assurant, Inc.	386	82,303
Chubb Ltd.	403	111,349
Everest Group Ltd.	327	118,524
Hartford Financial Services Group, Inc.	744	81,394
Markel Group, Inc. (a)	39	67,323
Reinsurance Group of America, Inc.	878	187,567
RenaissanceRe Holdings, Ltd.	619	154,013
Travelers Cos., Inc.	364	87,684
White Mountains Insurance Group Ltd.	27	52,517
		1,097,025

Interactive Media & Services - 7.8%
Alphabet, Inc. - Class A	1,548	293,036
Cargurus, Inc. (a)	3,048	111,374
IAC, Inc. (a)	1,234	53,235
Match Group, Inc. (a)	2,549	83,378
Meta Platforms, Inc. - Class A	680	398,147
		939,170

Machinery - 3.1%
Allison Transmission Holdings, Inc.	838	90,555
Caterpillar, Inc.	270	97,945
Cummins, Inc.	147	51,244
PACCAR, Inc.	848	88,209
Terex Corp.	854	39,472
		367,425

Metals & Mining - 4.0%
Agnico Eagle Mines, Ltd.	1,075	84,076
Eldorado Gold Corp. (a)	3,930	58,439
Equinox Gold Corp. (a)	11,603	58,247
IAMGOLD Corp. (a)	18,268	94,263
Kinross Gold Corp.	13,657	126,600
Pan American Silver Corp.	2,836	57,344
		478,969

Passenger Airlines - 1.6%
Copa Holdings SA - Class A	601	52,816
Delta Air Lines, Inc.	2,398	145,079
		197,895

Professional Services - 2.0%
CACI International, Inc. - Class A (a)	140	56,568
KBR, Inc.	876	50,747
Leidos Holdings, Inc.	549	79,089
Science Applications International Corp.	517	57,790
		244,194

Software - 8.9%
Check Point Software Technologies, Ltd. (a)	681	127,143
Fortinet, Inc. (a)	1,417	133,878
Microsoft Corp.	1,154	486,411
Oracle Corp.	1,548	257,959
Qualys, Inc. (a)	538	75,438
		1,080,829

Specialty Retail - 3.9%
Abercrombie & Fitch Co. - Class A (a)	573	85,646
Gap, Inc.	2,770	65,455
Ross Stores, Inc.	710	107,402
TJX Cos., Inc.	1,159	140,019
Urban Outfitters, Inc. (a)	1,314	72,112
		470,634

Trading Companies & Distributors - 5.2%
AerCap Holdings NV	1,331	127,377
Boise Cascade Co.	452	53,725
GMS, Inc. (a)	642	54,461
Rush Enterprises, Inc. - Class A	1,172	64,214
United Rentals, Inc.	314	221,194
WESCO International, Inc.	590	106,766
		627,737

Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.	841	185,634
TOTAL COMMON STOCKS (Cost $8,449,543)		12,067,894

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Government Portfolio - Class Institutional, 4.38% (b)	90,312	90,312
TOTAL SHORT-TERM INVESTMENTS (Cost $90,312)		90,312

TOTAL INVESTMENTS - 100.5% (Cost $8,539,855)		12,158,206
Liabilities in Excess of Other Assets - (0.5)%		(64,282)
TOTAL NET ASSETS - 100.0%		$12,093,924
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Leuthold Select Industries Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,067,894	$–	$–	$12,067,894
Money Market Funds	90,312	–	–	90,312
Total Investments	$12,158,206	$–	$–	$12,158,206

Refer to the Schedule of Investments for further disaggregation of investment categories.